Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 240,242	$ 34,602	¥ 1,115,266
Restricted cash	33,737	4,859	17,585
Short term investments	2,797,842	402,973	2,026,256
Accounts receivable, net of allowance for doubtful accounts of RMB13,246 and RMB16,792 (US$2,419) as of December 31, 2015 and 2016, respectively (Note 2(e))	502,975	72,443	241,264
Insurance premium receivables	187	27	1,526
Other receivables (Note 4)	49,186	7,084	51,828
Amounts due from related parties (Note 15)	32,495	4,680	36,508
Other current assets	37,900	5,459	22,828
Total current assets	3,694,564	532,127	3,513,061
Non-current assets:
Property, plant, and equipment, net (Note 5)	31,414	4,525	34,145
Goodwill, net (Note 6)	122,077	17,583	133,474
Intangible assets, net (Note 2(g))	59,472	8,566	19,708
Deferred tax assets (Note 11)	8,277	1,192	1,658
Investments in affiliates (Note 7)	294,576	42,427	284,194
Other non-current assets	28,188	4,060	28,188
Total non-current assets	544,004	78,353	501,367
Total assets	4,238,568	610,480	4,014,428
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to Fanhua Inc. of RMB4,141 and nil as of December 31, 2015 and 2016, respectively)	278,188	40,067	160,891
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to Fanhua Inc. of RMB1,680 and nil as of December 31, 2015 and 2016, respectively)	5,491	791	5,187
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to Fanhua Inc. of RMB5,720 and nil as of December 31, 2015 and 2016, respectively) (Note 9)	314,051	45,233	213,562
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to Fanhua Inc. of RMB1,625 and nil as of December 31, 2015 and 2016, respectively)	59,201	8,527	48,150
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to Fanhua Inc. of RMB1,152 and nil as of December 31, 2015 and 2016, respectively)	90,188	12,990	60,658
Total current liabilities	747,119	107,608	488,448
Non-current liabilities:
Other tax liabilities (Note 11)	72,778	10,482	70,354
Deferred tax liabilities (Note 11)	14,577	2,099	22,057
Total non-current liabilities	87,355	12,581	92,411
Total liabilities	834,474	120,189	580,859
Commitments and contingencies (Note 16)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,155,059,526 and 1,165,072,926 as of December 31, 2015 and 2016, respectively) (Note 12)	8,658	1,247	8,592
Additional paid-in capital	2,301,655	331,507	2,454,244
Statutory reserves (Note 14)	311,590	44,878	302,115
Retained earnings	1,018,928	146,756	871,356
Accumulated other comprehensive loss	(65,844)	(9,483)	(50,048)
Subscription receivables (Note 2(m))	(288,135)	(41,500)	(268,829)
Total shareholders' equity	3,286,852	473,405	3,317,430
Noncontrolling interests	117,242	16,886	116,139
Total equity	3,404,094	490,291	3,433,569
Total liabilities and equity	¥ 4,238,568	$ 610,480	¥ 4,014,428